SHAREHOLDERS EQUITY (Warrants Issued to Non-Employees) (Narrative) (Details) In Thousands, except Share data, unless otherwise specified					1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 ILS	Jan. 31, 2010	Oct. 31, 2013 Warrants granted to non-employees [Member]
Stockholders' Equity [Line Items]
Unrecognized compensation cost	$ 2,421
Warrants granted					15,000
Warrants issued to purchase ordinary shares				21,084	15,000
Common stock, par value per share		0.6	0.6